Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Derivative Asset		$ 173	$ 294
Derivative Liabilities		369	279
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		66	93
Derivative Liabilities		190	103
Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		13	31
Derivative Liabilities		42	19
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	96	223
Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	24	63
Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]		5
Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		94	209
Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		24	60
Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			3
Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2	14
Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	77	71
Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	42	30
Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	13	26
Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		63	41
Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		42	30
Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		1	4
Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		13	26
Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		13	26
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	119	157
Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	50	25
Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	19	11
Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		38	129
Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		6	15
Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		80	26
Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		44	10
Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		18	9
Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	2
Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	2
Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	250	122
Noncurrent Liabilities [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	140	78
Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[12]	23	8
Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		7	6
Noncurrent Liabilities [Member] | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		3
Noncurrent Liabilities [Member] | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		243	116
Noncurrent Liabilities [Member] | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		137	78
Noncurrent Liabilities [Member] | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		23	8
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset		66	105
Derivative Liabilities		328	166
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Derivative Liabilities		181	88
Designated as Hedging Instrument | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		13	31
Derivative Liabilities		42	19
Designated as Hedging Instrument | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	37	69
Designated as Hedging Instrument | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]		3
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[3]		5
Designated as Hedging Instrument | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		35	55
Designated as Hedging Instrument | Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			3
Designated as Hedging Instrument | Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		2	14
Designated as Hedging Instrument | Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Designated as Hedging Instrument | Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Designated as Hedging Instrument | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	29	36
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[6]	13	26
Designated as Hedging Instrument | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		15	6
Designated as Hedging Instrument | Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		1	4
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		13	26
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		13	26
Designated as Hedging Instrument | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	97	45
Designated as Hedging Instrument | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	44	10
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[9]	19	11
Designated as Hedging Instrument | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		17	17
Designated as Hedging Instrument | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		79	26
Designated as Hedging Instrument | Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		44	10
Designated as Hedging Instrument | Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		18	9
Designated as Hedging Instrument | Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	2
Designated as Hedging Instrument | Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	2
Designated as Hedging Instrument | Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	231	121
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	137	78
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[12]	23	8
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		1	5
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		230	116
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		137	78
Designated as Hedging Instrument | Noncurrent Liabilities [Member] | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		23	8
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset		107	189
Derivative Liabilities		41	113
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		66	90
Derivative Liabilities		9	15
Fair Value - Derivatives not under Hedge Accounting | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	59	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	24	60
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		59	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		24	60
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	48	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[5]	42	30
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		48	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		42	30
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	22	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	6	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		21	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		6	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities [Member]
Derivatives Fair Value [Line Items]
Derivative Liabilities	[10]	19	1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities [Member] | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	3
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities [Member] | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		6	$ 1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities [Member] | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		3
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities [Member] | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		$ 13

[1]	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
[2]	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[3]	Current derivative assets include $2 million in other current assets, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets.
[4]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
[5]	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
[6]	Noncurrent derivatives assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[7]	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.
[8]	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
[9]	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
[10]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.
[11]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
[12]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.